BASIS OF PREPARATION	12 Months Ended
Jun. 30, 2018
Basis Of Preparation
BASIS OF PREPARATION
(a)	Statement of Compliance

These consolidated financial statements of the Company and its subsidiaries were prepared using accounting policies consistent with IFRS as issued by the IASB and interpretations of the IFRS Interpretations Committee (“IFRIC”).

These consolidated financial statements were authorized for issue by the Board of Directors on October 29, 2018.

(b)	Basis of Presentation

These consolidated financial statements have been prepared on a historical cost basis, except where otherwise disclosed. Historical cost is based on the fair value of the consideration given in exchange for assets. In addition, these consolidated financial statements have been prepared using the accrual basis of accounting, except for cash flow information.

(c)	Functional and Presentation Currency

The consolidated financial statements are presented in Canadian Dollars, which is the Company’s presentation currency. The functional currencies of the group, as determined by management, are as follows:

Currency

CordovaCann Corp.	Canadian
CordovaCann Holdings Canada, Inc.	Canadian
CordovaCann Holdings, Inc.	United States
Cordova CO Holdings, LLC	United States
Cordova OR Holdings, LLC	United States
Cordova OR Operations, LLC (27.5%)	United States

In translating the financial statements of the Company's foreign subsidiaries from their functional currencies into the Company's reporting currency of Canadian Dollars, balance sheet accounts are translated using the closing exchange rate in effect at the balance sheet date and income and expense accounts are translated using an average exchange rate prevailing during the reporting period. Adjustments resulting from the translation, if any, are included in accumulated other comprehensive income (loss) in shareholders' equity.

(d)	Use of Estimates and Judgements

The preparation of these consolidated financial statements in accordance with IFRS requires management to make judgements, estimates and assumptions that affect the application of accounting policies and reported amounts of assets and liabilities at the date of the consolidated financial statements and reported amounts of expenses during the reporting period. Actual outcomes could differ from these estimates. These consolidated financial statements include estimates, which, by their nature, are uncertain. The impacts of such estimates are pervasive throughout the financial statements, and may require accounting adjustments based on future occurrences. The estimates and underlying assumptions are reviewed on a regular basis. Revisions to accounting estimates are recognized in the period in which the estimate is revised and in any future periods affected.

The key assumptions concerning the future, and other key sources of estimation uncertainty as of the date of the statement of financial position that have a significant risk of causing material adjustment to the carrying amounts of assets and liabilities within the next fiscal year arise in connection with the valuation of financial instruments, fair value of share purchase warrants, share-based payments and deferred tax assets.

(e)	Basis of Consolidation

Subsidiaries are entities controlled by the Company. Control exists when the Company has the power, directly and indirectly, to govern the financial and operating polices of an entity and be exposed to the variable returns from its activities. The financial statements of subsidiaries are included in the consolidated financial statements from the date that control commences until the date that control ceases. These consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries: CordovaCann Holdings Canada, Inc., and CordovaCann Holdings, Inc. and its wholly owned subsidiaries: Cordova CO Holdings, LLC and Cordova OR Holdings, LLC.

(f)	Joint Venture

A joint venture is a joint arrangement whereby the parties that have joint control of the arrangement have rights to the net assets related to the arrangement. The Company accounts for its interests in joint ventures using the equity method of accounting. The Company initially records its interests in joint ventures at cost. Subsequent to initial recognition, the carrying value of the Company’s interest in the joint venture is adjusted for the Company’s share of comprehensive income and distributions of the investee.

Refer to Note 5 for additional information on the Company’s joint venture in Cordova OR Operations, LLC.